DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Aug. 31, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Aug. 31, 2011
Entity Registrant Name	AURA SYSTEMS INC
Entity Central Index Key	0000826253
Entity Filer Category	Smaller Reporting Company